Note 5 - Accounts and Grants Receivable (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Schedule of accounts and grants receivable [text block]
	June 30 , 20 20	December 31, 2019
Trade receivable	$983,235	$816,226
Grants receivable	-	22,276
	$983,235	$838,502